Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 199,241	$ 202,577
Short-term bank deposits	15,444	21,693
Available for sale marketable securities	50,111
Trade and unbilled receivables, net	688,129	669,524
Other receivables and prepaid expenses	180,103	180,024
Inventories, net of customer advances	751,247	761,269
Total current assets	1,884,275	1,835,087
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	126,482	110,159
Long-term trade and unbilled receivables	229,687	162,762
Long-term bank deposits and other receivables	19,269	12,215
Deferred income taxes, net	31,465	36,130
Severance pay fund	302,680	283,477
Total long-term investments and receivables	709,583	604,743
PROPERTY, PLANT AND EQUIPMENT, NET	501,286	517,608
GOODWILL	500,598	499,326
OTHER INTANGIBLE ASSETS, NET	214,963	263,746
Total assets	3,810,705	3,720,510
CURRENT LIABILITIES:
Short-term bank credit and loans	181	2,998
Current maturities of long-term loans and Series A Notes	90,056	127,627
Trade payables	260,975	303,601
Other payables and accrued expenses	704,450	756,529
Customer advances in excess of costs incurred on contracts in progress	453,382	407,222
Total current liabilities	1,509,044	1,597,977
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	173,745	302,255
Series A Notes, net of current maturities	408,610	235,319
Employee benefit liabilities	407,661	394,115
Deferred income taxes and tax liabilities, net	48,787	48,467
Customer advances in excess of costs incurred on contracts in progress	156,497	154,696
Other long-term liabilities	55,735	59,961
Total long-term Liabilities	1,251,035	1,194,813
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels ("NIS") par value each; Authorized - 80,000,000 shares as of December 31, 2012 and 2011; Issued 43,290,666 and 43,257,077 shares as of December 31, 2012 and 2011, respectively; Outstanding 41,881,745 and 42,607,788 shares as of December 31, 2012 and 2011, respectively	12,105	12,093
Additional paid-in capital	237,234	232,407
Treasury shares - 1,408,921 and 649,289 shares as of December 31, 2012 and 2011, respectively	(40,428)	(14,422)
Accumulated other comprehensive loss	(33,544)	(56,226)
Retained earnings	841,748	724,485
Total Elbit Systems Ltd. equity	1,017,115	898,337
Non-controlling interests	33,511	29,383
Total equity	1,050,626	927,720
Total liabilities and equity	$ 3,810,705	$ 3,720,510